Insurance (Rollfoward of Unpaid Claims) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Balance at January 1,	$ 9,669	$ 9,525	$ 9,280
Less: Reinsurance recoverables	476	454	406
Net balance at January 1,	14,090	9,071	8,874
Incurred related to:
Current year	24,360	9,533	9,355
Prior years	384	(78)	(73)
Total incurred	24,744	9,455	9,282
Paid related to:
Current year	(16,658)	(6,759)	(6,714)
Prior years	(7,251)	(2,574)	(2,371)
Total paid	(23,909)	(9,333)	(9,085)
Net balance at December 31,	14,925	14,090	9,071
Add: Reinsurance recoverables	1,226	476	454
Balance at December 31,	16,151	9,669	9,525
Scenario, Previously Reported
Liability for Claims and Claims Adjustment Expense [Line Items]
Net balance at January 1,	9,193	9,071	8,874
Paid related to:
Net balance at December 31,		9,193	9,071
Cumulative adjustment
Liability for Claims and Claims Adjustment Expense [Line Items]
Net balance at January 1,	$ 4,897	0	0
Paid related to:
Net balance at December 31,		$ 4,897	$ 0